Segments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Segment Reporting [Abstract]
Summary of revenue by geographic areas

The following table provides the Company’s revenues by geographical market based on the location where the services were provided or to which product was shipped (in thousands):

	Nine months ended September 30,
	2020	2019
North America	$	$
Asia Pacific
Europe

	$	$

The following table provides the Company’s revenues by geographical market based on the location where the services were provided or to which product was shipped (in thousands):

	Year ended December 31,
	2018	2019

North America	$20,466	$29,862
Asia Pacific	3,704	14,454
Europe	7,129	12,377

	$31,299	$56,693